JUNE 30, 2000


FRANKLIN S&P 500 INDEX FUND
CLASS 3






[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN(R) TEMPLETON(R) INVESTMENTS






050 S00 08/00

A WORD ABOUT RISK

All of the funds are subject to certain risks, which will cause investment returns and the value of your principal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks.

Bonds and other debt obligations are affected by the creditworthiness of their issuers and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated ("junk") bonds generally have greater price swings and higher default risks than investment grade bonds.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, political, or social instability. These, and other risks pertaining to specific portfolios, such as specialized industry or geographic sectors or use of complex securities, are discussed in the prospectus. Your investment representative can help you determine which portfolios may be right for you.



[GRAPHIC OMITTED]



FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST SEMIANNUAL REPORT
TABLE OF CONTENTS



Letter to Contract Owners  ...........   2
Fund Summary
Fund Seeking Capital Growth
 Franklin S&P 500 Index Fund .........   FSP-1
  Prospectus Supplement ..............   FSP-4

Thank you for investing with Franklin Templeton Variable Insurance Products Trust. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do fund unit prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

LETTER TO CONTRACT OWNERS

Dear Contract Owners:

We are pleased to bring you Franklin Templeton Variable Insurance Products Trust's semiannual report for the period ended June 30, 2000.

During the first six months of 2000, many of the world's economies strengthened, in contrast to the U.S. economy, which began to show the first signs of slowing toward the period's end. Abroad, those countries in the European Union were able to take advantage of the euro's weakness to bolster exports and create jobs, pushing the region's unemployment to its lowest level in seven years. Many Asian and Latin American emerging countries' economies also enjoyed brisk growth during the period, with steadier consumer consumption replacing exports and government spending as the principal foundation for growth. The Japanese economy recently reported a 2.4% annualized increase in its gross domestic product (GDP) for the first quarter of 2000, the highest in four years.

It was a different story in the U.S., as the Federal Reserve Board (the Fed) continued to raise short-term interest rates in an effort to stem what they apparently believed was a rising inflation threat as a result of the super-heated economy. The first signs of a slowdown appeared in March, when retail sales, new vehicle sales and housing starts fell, and this trend continued into June, reinforcing the possibility that the economy was indeed decelerating.

In spite of the generally strong economic backdrop, most stock markets around the globe ended the period in negative territory, weighed down by rising interest rates. However, this environment affected various stocks differently, and the end result does not tell the entire story.

For the stock markets, the beginning of the period witnessed the continuance of many investors' ravenous appetites for "new economy" stocks -- technology, biotechnology, telecommunications and Internet-related companies -- seemingly at the expense of "old economy" stocks, which meant almost everything else. Taking a cue from the end of 1999 and apparently fueled by a rapidly increasing money supply and central bank reluctance to raise rates in anticipation of potential Y2K problems, investors jumped into these new economy stocks, and many rocketed in the first two months of 2000. This was most obvious in the U.S., where at its peak on March 10, 2000, the technology-heavy Nasdaq(R) had increased 24.1% since the start of the year, but this "tech mania" also included technology companies in Europe and Japan, which saw the prices of some of their hottest stocks double, triple and more.1 However, many of these stocks ran out of gas in March with the Nasdaq falling 37.3% from its high, as investor confidence waned following recurrent Fed interest-rate increases. For the period, the Nasdaq returned -2.02%.

While new economy stocks were grabbing headlines, it was some of the old economy stocks that were the best performers in the period. Supported by oil prices hovering around $29 a barrel and natural gas prices at three-year highs, many energy-related company stocks increased significantly. Likewise, pharmaceutical stocks rose strongly, as investors seemed to feel that an aging world population would likely increase the demand for such companies' products regardless of the level of economic growth or interest rates.

U.S. Treasury and corporate bond prices were volatile in this rising interest-rate environment, partially due to investor uncertainty over the U.S. economy's strength. Surprisingly, many emerging market bonds posted solid performances, bolstered by these countries' improving financial conditions.

It is important to remember, of course, that securities markets always have been, and always will be, subject to volatility. No one can predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on day-to-day market movements, but on your long-term retirement and investment goals. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,
[GRAPHIC OMITTED]

Rupert H. Johnson, Jr.
Vice President
Franklin Templeton Variable Insurance Products Trust


1. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00).

                                               FRANKLIN S&P 500 INDEX FUND

--------------------------------------------------------------------------------
Fund Goal and Primary Investments: Franklin S&P 500 Index Fund seeks to match the performance of the Standard & Poor's(R) 500 (S&P 500(R)) Composite Stock Price Index before the deduction of Fund expenses. The Fund uses investment "indexing" strategies and invests in the common stocks of the S&P 500 Index in approximately the same proportion as the S&P 500 Index.
--------------------------------------------------------------------------------
This semiannual report of Franklin S&P 500 Index Fund covers the six months ended June 30, 2000. During the reporting period, U.S. gross domestic product rose an annualized 4.8% and 5.2% during the first and second quarters, respectively. The core Consumer Price Index increased 1.46%, and the Goldman Sachs Commodity Index, which is a composite index of a broadly diversified spectrum of commodity sector returns, approached levels not seen in a decade. Largely as a result of this growth, the Federal Reserve Board (the Fed) raised the federal funds target rate three times during the six months under review. These increases contributed to a softening in retail sales figures during the period, and the Fed left rates steady at its meeting in late June.

Reflecting investor concerns about rising interest rates, U.S. equity markets, which had broken record highs during the first half of the reporting period, suffered severe declines in March and April. But when news was released in June indicating that the economy might be cooling down, they rebounded significantly. On June 30, the S&P 500 Index was down 0.42% for the six months under review.1 Other indexes also fell during the six months under review, with the Dow Jones Industrial Average and Nasdaq Composite Index down 9.03% and 2.02%.

Due to the limited size of the Fund early in the period, we employed a specialized strategy to minimize transaction costs while tracking the S&P 500 Index. The strategy utilized computer-based statistical data to select a sampling of stocks that resembled the full index in terms of industry weighting, market capitalization and other characteristics such as beta (a measure of volatility), price-to-book ratios, price-to-earnings ratios and dividend yields. As the Fund grew in asset size, we shifted



1. Source: Standard and Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest companies on the New York Stock Exchange. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.



                                                                          FSP-1

            Top 10 Holdings
      Franklin S&P 500 Index Fund
                6/30/00
 Company                     % of Total
 Sector                      Net Assets
-------------------------- ------------
   General Electric Co.          4.0%
   Process Industries
   Intel Corp.                   3.5%
   Electronic Technology
   Cisco Systems Inc.            3.4%
   Electronic Technology
   Microsoft Corp.               3.2%
   Technology Services
   Pfizer Inc.                   2.3%
   Health Technology
   Exxon Mobil Corp.             2.1%
   Energy Minerals
   Wal-Mart Stores Inc.          2.0%
   Retail Trade
   Oracle Corp.                  1.8%
   Technology Services
   Citigroup Inc.                1.6%
   Finance
   Nortel Networks Corp.
   (Canada)                      1.6%
   Electronic Technology

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments.

to the current replication technique, wherein the Fund holds each constituent of the index, with the exception of some minor securities, each in its approximate capitalization weight. This replication strategy allows the Fund to more tightly track the S&P 500 Index, with performance discrepancies generally attributable to the Fund's cash flow and expenses. During the period under review, the Fund slightly outperformed the index due to the positive influence of cash inflows into the Fund as the market was declining.

As a result of changes to the S&P 500 Index, there were 24 deletions and 25 additions to the Fund's portfolio between January 1 and June 30, based upon index rebalancing activity. Deletions to the index generally occur because of merger and acquisition activity, bankruptcies and restructurings, or lack of industry representation. Whenever a company is removed from the index, another company is added to keep the number of index constituents at 500. However, during the reporting period, we made one more addition than deletion because a deletion to the index made on December 31, 1999, was not offset by an addition until January 3, 2000.

Looking forward, we intend to keep the Fund's passively managed portfolio fully invested in the S&P 500 Index by holding constituent securities. S&P 500 financial futures will be used to manage the Fund's liquidity while maintaining exposure to the S&P 500 Index. Therefore, the Fund's performance should be dictated by the performance of the S&P 500 Index and general U.S. equity market conditions.

 This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security, indexing strategy or the Fund. Our indexing strategy and the Fund's portfolio composition may change depending on market and economic conditions and the composition of the S&P 500 Index. Although historical performance is no guarantee of future results, these insights may help you understand our management philosophy.


FSP-2

PERFORMANCE SUMMARY AS OF 6/30/00
Franklin S&P 500 Index Fund - Class 3 delivered a +0.24% cumulative total return for the six-month period ended 6/30/00. Aggregate total return represents the cumulative change in value, assuming reinvestment of dividends and capital gains. Since Class 3 shares have existed for less than one year, average annual total returns are not provided. The manager and administrator had agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.80% of the Fund's Class 3 net assets through 2000. Had they not taken this action, the Fund's total return would have been lower. After December 31, 2001, the manager and administrator may end this arrangement at any time.



         Franklin S&P 500 Index Fund - Class 3
                 Periods ended 6/30/00

                                             Since
                                           Inception
                                           (11/1/99)
                                        ---------------
 Average Total Return                          +5.76%
 Value of $10,000 Investment                 $10,576

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may be lower.






























                          Past performance does not guarantee future results.

Franklin S&P 500 Index Fund - Class 3







   Performance reflects the Fund's Class 3 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.










   Since markets can go down as well as up, investment return and the value of your principal will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


                                                                          FSP-3

                          FRANKLIN S&P 500 INDEX FUND

                         CLASS 1, CLASS 2, AND CLASS 3
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                        SUPPLEMENT DATED AUGUST 25, 2000
                        TO PROSPECTUS DATED MAY 1, 2000


Under "Management," the third paragraph is replaced with the following:

The fund's lead portfolio manager is:



                            Mr. Coffey has been a manager of the fund since August 2000, and has been
T. Anthony Coffey, CFA
VICE PRESIDENT              with Franklin Templeton Investments since 1989.
FRANKLIN ADVISERS, INC.

 Please keep this supplement with your current prospectus for future reference.

FSP-4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Highlights


                                                                                  Class 1
                                                                  ---------------------------------------
                                                                   Six Months Ended
                                                                    June 30, 2000          Year Ended
                                                                     (unaudited)       December 31, 1999d
                                                                  -----------------   -------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................        $ 10.56              $ 10.00
                                                                       -------              -------
Income from investment operations:
 Net investment incomea .......................................            .05                 .03
 Net realized and unrealized gains (losses) ...................         (  .01)                .53
                                                                       -------              -------
Total from investment operations ..............................            .04                 .56
                                                                       -------              -------
Less distributions from net investment income .................         (  .01)                  --
                                                                       -------              -------
Net asset value, end of period ................................        $ 10.59              $ 10.56
                                                                       =======              =======
Total returnb .................................................            .35%                5.60%
Ratios/supplemental data
Net assets, end of period (000's) .............................        $42,433              $14,888
Ratios to average net assets:
 Expenses .....................................................            .47%c                .55%c
 Expenses, excluding waiver and payments by affiliate .........            .47%c                .98%c
 Net investment income ........................................            .98%c               1.77%c
Portfolio turnover rate .......................................          10.41%                  --

aBased on average shares outstanding.
bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
cAnnualized
dFor the period November 1, 1999 (effective date) to December 31, 1999.

                                                                          FSP-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Highlights (continued)


                                                                                  Class 2
                                                                  ---------------------------------------
                                                                   Six Months Ended
                                                                    June 30, 2000          Year Ended
                                                                     (unaudited)       December 31, 1999d
                                                                  -----------------   -------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................        $ 10.55              $ 10.00
                                                                       -------              -------
Income from investment operations:
 Net investment incomea .......................................            .04                 .04
 Net realized and unrealized gains (losses) ...................         (  .02)                .51
                                                                       -------              -------
Total from investment operations ..............................            .02                 .55
                                                                       -------              -------
Less distributions from net investment income .................         --e                      --
                                                                       -------              -------
Net asset value, end of period ................................        $ 10.57              $ 10.55
                                                                       =======              =======
Total returnb .................................................            .27%                5.50%
Ratios/supplemental data
Net assets, end of period (000's) .............................        $    88              $    88
Ratios to average net assets:
 Expenses .....................................................            .72%c                .80%c
 Expenses, excluding waiver and payments by affiliate .........            .72%c               1.23%c
 Net investment income ........................................            .72%c               2.17%c
Portfolio turnover rate .......................................          10.41%                  --

aBased on average shares outstanding.
bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
cAnnualized
dFor the period November 1, 1999 (effective date) to December 31, 1999. eIncludes distributions of net investment income in the amount of $.002.


FSP-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Highlights (continued)


                                                                                  Class 3
                                                                  ---------------------------------------
                                                                   Six Months Ended
                                                                    June 30, 2000          Year Ended
                                                                     (unaudited)       December 31, 1999d
                                                                  -----------------   -------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................        $ 10.55              $ 10.00
                                                                       -------              -------
Income from investment operations:
 Net investment incomea .......................................            .03                 .03
 Net realized and unrealized gains ............................             --                 .52
                                                                       -------              -------
Total from investment operations ..............................            .03                 .55
                                                                       -------              -------
Less distributions from net investment income .................         (  .01)                  --
                                                                       -------              -------
Net asset value, end of period ................................        $ 10.57              $ 10.55
                                                                       =======              =======
Total returnb .................................................            .24%                5.50%
Ratios/supplemental data
Net assets, end of period (000's) .............................        $ 9,530              $ 2,349
Ratios to average net assets:
 Expenses .....................................................            .80%c                .80%c
 Expenses, excluding waiver and payments by affiliate .........           1.87%c               4.16%c
 Net investment income ........................................            .64%c               1.78%c
Portfolio turnover rate .......................................          10.41%                  --

aBased on average shares outstanding.
bTotal return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
cAnnualized
dFor the period November 1, 1999 (effective date) to December 31, 1999.


                                      See notes to financial statements.

                                                                          FSP-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited)



                                                 SHARES       VALUE
                                                --------   ----------
    Common Stocks 96.9%
    Commercial Services .8%
a   Convergys Corp. .........................      600      $ 31,125
    Deluxe Corp. ............................      300         7,069
    Dun & Bradstreet Corp. ..................      600        17,175
    Equifax Inc. ............................      500        13,125
    Interpublic Group of Cos. Inc. ..........    1,200        51,600
    Omnicom Group Inc. ......................      700        62,344
    Paychex Inc. ............................    1,500        63,000
    R. R. Donnelley & Sons Co. ..............      400         9,025
a   Sabre Holdings Corp., A .................      561        15,989
    SUPERVALU Inc. ..........................      500         9,531
    SYSCO Corp. .............................    1,400        58,975
    The McGraw-Hill Cos. Inc. ...............      800        43,200
    W.W. Grainger Inc. ......................      400        12,325
    Young & Rubicam Inc. ....................      300        17,156
                                                            --------
                                                             411,639
                                                            --------
    Consumer Durables 1.2%
    Briggs & Stratton Corp. .................      100         3,425
    Brunswick Corp. .........................      300         4,969
    Centex Corp. ............................      200         4,700
    Cooper Tire & Rubber Co. ................      400         4,450
    Eastman Kodak Co. .......................    1,300        77,350
    Ford Motor Co. ..........................    4,847       208,421
    General Motors Corp. ....................    2,148       124,718
    Genuine Parts Co. .......................      800        16,000
    Goodyear Tire & Rubber Co. ..............      600        12,000
    Harley-Davidson Inc. ....................    1,200        46,200
    Hasbro Inc. .............................      700        10,544
    Kaufman & Broad Home Corp. ..............      200         3,963
    Leggett & Platt Inc. ....................      800        13,200
    Mattel Inc. .............................    1,700        22,419
    Maytag Corp. ............................      400        14,750
    Newell Rubbermaid Inc. ..................    1,100        28,325
    Polaroid Corp. ..........................      200         3,613
    Pulte Corp. .............................      200         4,325
    Snap-on Inc. ............................      200         5,325
    Stanley Works ...........................      300         7,125
    The Black & Decker Corp. ................      400        15,725
    Tupperware Corp. ........................      300         6,600
    Whirlpool Corp. .........................      300        13,988
                                                            --------
                                                             652,135
                                                            --------
    Consumer Non-Durables 5.4%
a   Adolph Coors Co., B .....................      200        12,100
    Alberto-Culver Co., B ...................      200         6,113
    American Greetings Corp., A .............      300         5,700
    Anheuser-Busch Cos. Inc. ................    1,800       134,438
    Avon Products Inc. ......................    1,000        44,500
    Bestfoods ...............................    1,100        76,175
    Brown-Forman Corp., B ...................      300        16,125
    Campbell Soup Co. .......................    1,749        50,940
    Clorox Co. ..............................    1,000        44,813
    Coca-Cola Co. ...........................    9,885       567,770
    Coca-Cola Enterprises Inc. ..............    1,600        26,100
    Colgate-Palmolive Co. ...................    2,300       137,713
    Conagra Inc. ............................    1,900        36,219


FSP-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                             SHARES        VALUE
                                                           ---------   ------------
    Common Stocks (cont.)
    Consumer Non-Durables (cont.)
    General Mills Inc. .................................      1,200     $   45,900
    Gillette Co. .......................................      4,216        147,297
    H.J. Heinz Co. .....................................      1,400         61,250
    Hershey Foods Corp. ................................        600         29,100
    International Flavors & Fragrances Inc. ............        400         12,075
    Kellogg Co. ........................................      1,600         47,600
    Kimberly-Clark Corp. ...............................      2,216        127,143
    Liz Claiborne Inc. .................................        200          7,050
    Nabisco Group Holdings Corp. .......................      1,300         33,719
    Nike Inc., B .......................................      1,100         43,794
    PepsiCo Inc. .......................................      5,801        257,782
    Philip Morris Cos. Inc. ............................      9,346        248,253
    Procter & Gamble Co. ...............................      5,200        297,700
    Quaker Oats Co. ....................................        500         37,563
    Ralston-Ralston Purina Group .......................      1,200         23,925
a   Reebok International Ltd. ..........................        300          4,781
a   Russell Corp. ......................................        200          4,000
    Sara Lee Corp. .....................................      3,545         68,463
    Unilever NV, N.Y. shs., ADR (Netherlands) ..........      2,300         98,900
    UST Inc. ...........................................        600          8,813
    V. F. Corp. ........................................        400          9,525
    Wm. Wrigley Jr. Co. ................................        500         40,094
                                                                        ----------
                                                                         2,813,433
                                                                        ----------
    Consumer Services 4.0%
    Carnival Corp. .....................................      2,424         47,268
a   Cendant Corp. ......................................      3,100         43,400
a   Clear Channel Communications Inc. ..................      1,400        105,000
a   Comcast Corp., A ...................................      3,658        148,149
    Darden Restaurants Inc. ............................        400          6,500
    Dow Jones & Co. Inc. ...............................        400         29,300
    Gannett Co. Inc. ...................................      1,101         65,854
    H & R Block Inc. ...................................        400         12,950
    Harcourt General Inc. ..............................        300         16,313
a   Harrah's Entertainment Inc. ........................        400          8,375
    Hilton Hotels Corp. ................................      1,500         14,063
    Knight-Ridder Inc. .................................        300         15,956
    Marriott International Inc., A .....................      1,000         36,063
    McDonald's Corp. ...................................      5,305        174,733
    Meredith Corp. .....................................        200          6,750
    Seagram Co. Ltd. (Canada) ..........................      1,800        104,400
a   Starbucks Corp. ....................................        700         26,731
    The New York Times Co., A ..........................        700         27,650
    Time Warner Inc. ...................................      5,290        402,040
    Tribune Co. ........................................      1,180         41,500
a   Tricon Global Restaurants Inc. .....................        600         16,950
a   Viacom Inc., B .....................................      6,146        419,080
a   Walt Disney Co. ....................................      8,359        324,434
    Wendy's International Inc. .........................        400          7,125
                                                                        ----------
                                                                         2,100,584
                                                                        ----------
    Electronic Technology 24.0%
a   3Com Corp. .........................................      1,400         80,675
a   Adaptec Inc. .......................................        300          6,825
a   ADC Telecommunications Inc. ........................      1,400        117,425



                                                                          FSP-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                        SHARES        VALUE
                                                       --------   -------------
    Common Stocks (cont.)
    Electronic Technology (cont.)
a   Advanced Micro Devices Inc. ....................       600     $    46,350
a   Agilent Technologies Inc. ......................     1,812         133,635
a   Altera Corp. ...................................       800          81,550
a   Analog Devices Inc. ............................     1,400         106,400
a   Andrew Corp. ...................................       400          13,425
a   Apple Computer Inc. ............................     1,300          68,088
a   Applied Materials Inc. .........................     3,200         290,000
    B.F. Goodrich Co. ..............................       400          13,625
    Boeing Co. .....................................     3,720         155,543
a   Broadcom Corp., A ..............................       800         175,150
a   Cabletron Systems Inc. .........................       800          20,200
a   Cisco Systems Inc. .............................    27,918       1,774,538
    Compaq Computer Corp. ..........................     6,787         173,493
a   Comverse Technology Inc. .......................       600          55,800
a   Conexant Systems Inc. ..........................       900          43,763
    Corning Inc. ...................................     1,100         296,863
a   Dell Computer Corp. ............................    10,362         510,976
a   EMC Corp. ......................................     8,720         670,895
a   Gateway Inc. ...................................     1,300          73,775
    General Dynamics Corp. .........................       800          41,800
    Hewlett-Packard Co. ............................     3,966         495,254
    Intel Corp. ....................................    13,481       1,802,241
    International Business Machines Corp. ..........     7,160         784,468
a   KLA-Tencor Corp. ...............................       800          46,850
a   Lexmark International Inc. .....................       500          33,625
    Linear Technology Corp. ........................     1,300          83,119
    Lockheed Martin Corp. ..........................     1,600          39,700
a   LSI Logic Corp. ................................     1,200          64,950
    Lucent Technologies Inc. .......................    13,038         772,502
a   Maxim Integrated Products Inc. .................     1,100          74,731
a   Micron Technology Inc. .........................     2,300         202,544
    Motorola Inc. ..................................     8,638         251,042
a   National Semiconductor Corp. ...................       700          39,725
a   NCR Corp. ......................................       400          15,575
a   Network Appliance Inc. .........................     1,200          96,600
    Nortel Networks Corp. (Canada) .................    11,868         809,991
    Northrop Grumman Corp. .........................       300          19,875
a   Novellus Systems Inc. ..........................       500          28,281
    Perkinelmer Inc. ...............................       200          13,225
a   QUALCOMM Inc. ..................................     3,000         180,000
    Raytheon Co., B ................................     1,400          26,950
    Rockwell International Corp. ...................       700          22,050
a   Sanmina Corp. ..................................       500          42,750
    Scientific-Atlanta Inc. ........................       600          44,700
a   Seagate Technology Inc. ........................       900          49,500
a   Solectron Corp. ................................     2,400         100,500
a   Sun Microsystems Inc. ..........................     6,380         580,181
a   Tektronix Inc. .................................       200          14,800
a   Tellabs Inc. ...................................     1,700         116,344
a   Teradyne Inc. ..................................       700          51,450
a   Texas Instruments Inc. .........................     6,548         449,766
    United Technologies Corp. ......................     1,941         114,276
a   Xilinx Inc. ....................................     1,300         107,331
                                                                   -----------
                                                                    12,525,690
                                                                   -----------


FSP-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                                     SHARES        VALUE
                                                                    --------   ------------
    Common Stocks (cont.)
    Energy Minerals 4.6%
    Amerada Hess Corp. ..........................................       400     $   24,700
    Anadarko Petroleum Corp. ....................................       500         24,656
    Apache Corp. ................................................       500         29,406
    Ashland Inc. ................................................       300         10,519
    Burlington Resources Inc. ...................................       900         34,425
    Chevron Corp. ...............................................     2,600        220,513
    Conoco Inc., B ..............................................     2,638         64,796
    Exxon Mobil Corp. ...........................................    13,951      1,095,154
    Kerr-McGee Corp. ............................................       400         23,575
    Occidental Petroleum Corp. ..................................     1,500         31,594
    Phillips Petroleum Co. ......................................     1,045         52,968
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ..........     8,625        530,977
    Sunoco Inc. .................................................       300          8,831
    Texaco Inc. .................................................     2,200        117,150
    Tosco Corp. .................................................       600         16,988
    Union Pacific Resources Group Inc. ..........................     1,100         24,200
    Unocal Corp. ................................................       900         29,813
    USX-Marathon Group Inc. .....................................     1,300         32,581
                                                                                ----------
                                                                                 2,372,846
                                                                                ----------
    Finance 12.1%
    Aflac Inc. ..................................................     1,100         50,531
    Allstate Corp. ..............................................     2,975         66,194
    American Express Co. ........................................     5,323        277,461
    American General Corp. ......................................     1,000         61,000
    American International Group Inc. ...........................     6,133        720,628
    AmSouth Bancorporation ......................................     1,600         25,200
    AON Corp. ...................................................     1,000         31,063
    Associates First Capital Corp., A ...........................     3,083         68,789
    Bank of America Corp. .......................................     6,616        284,488
    Bank of New York Co. Inc. ...................................     2,982        138,663
    Bank One Corp. ..............................................     4,582        121,709
    BB&T Corp. ..................................................     1,500         35,813
    Capital One Financial Corp. .................................       800         35,700
a   Charles Schwab Corp. ........................................     5,528        185,879
a   Charter One Financial Inc. ..................................       900         20,700
    Chase Manhattan Corp. .......................................     4,900        225,706
    Chubb Corp. .................................................       700         43,050
    Cincinnati Financial Corp. ..................................       600         18,863
    Citigroup Inc. ..............................................    13,567        817,412
    Comerica Inc. ...............................................       600         26,925
    Conseco Inc. ................................................     1,100         10,725
    Countrywide Credit Industries Inc. ..........................       400         12,125
    Fannie Mae ..................................................     4,109        214,438
    Fifth Third Bancorp .........................................     1,300         82,225
    First Union Corp. ...........................................     4,087        101,409
    Firstar Corp. ...............................................     4,071         85,745
    Fleet Boston Financial Corp. ................................     3,719        126,446
    Franklin Resources Inc. .....................................     1,000         30,375
    Freddie Mac .................................................     2,723        110,282
    Golden West Financial Corp. .................................       700         28,569
    Hartford Financial Services Group Inc. ......................       900         50,344
    Household International Inc. ................................     1,933         80,340
    Huntington Bancshares Inc. ..................................       800         12,650
    J.P. Morgan & Co. Inc. ......................................       600         66,075


                                                                         FSP-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                   SHARES        VALUE
                                                  --------   ------------
    Common Stocks (cont.)
    Finance (cont.)
    Jefferson-Pilot Corp. .....................      400      $   22,575
    KeyCorp ...................................    1,800          31,725
    Lehman Brothers Holdings Inc. .............      500          47,281
    Lincoln National Corp. ....................      700          25,288
    Loews Corp. ...............................      400          24,000
    Marsh & McLennan Cos. Inc. ................    1,100         114,881
    MBIA Inc. .................................      400          19,275
    MBNA Corp. ................................    3,268          88,645
    Mellon Financial Corp. ....................    1,957          71,308
    Merrill Lynch & Co. Inc. ..................    1,500         172,500
    MGIC Investment Corp. .....................      400          18,200
    Morgan Stanley Dean Witter & Co. ..........    4,492         373,959
    National City Corp. .......................    2,449          41,786
    Northern Trust Corp. ......................      900          58,556
    Old Kent Financial Corp. ..................      525          14,044
    Paine Webber Group Inc. ...................      600          27,300
    PNC Financial Services Group ..............    1,200          56,250
    Providian Financial Corp. .................      600          54,000
    Regions Financial Corp. ...................      800          15,900
    Ryder Systems Inc. ........................      200           3,788
    SAFECO Corp. ..............................      600          11,925
    SLM Holding Corp. .........................      600          22,463
    Southtrust Corp. ..........................      600          13,575
    St. Paul Cos. Inc. ........................      900          30,713
    State Street Corp. ........................      600          63,638
    Summit Bancorp. ...........................      800          19,700
    SunTrust Banks Inc. .......................    1,300          59,393
    Synovus Financial Corp. ...................    1,100          19,387
    T. Rowe Price Associates Inc. .............      500          21,250
    The Bear Stearns Cos. Inc. ................      400          16,650
    The Progressive Corp. .....................      300          22,200
    Torchmark Corp. ...........................      600          14,812
    U.S. Bancorp. .............................    3,182          61,253
    Union Planters Corp. ......................      500          13,968
    Unumprovident Corp. .......................      900          18,055
    Wachovia Corp. ............................      800          43,400
    Washington Mutual Inc. ....................    2,270          65,545
    Wells Fargo & Co. .........................    6,397         247,883
                                                              ----------
                                                               6,314,593
                                                              ----------
    Health Services .8%
    Aetna Inc. ................................      600          38,512
    Cardinal Health Inc. ......................    1,100          81,400
    CIGNA Corp. ...............................      600          56,100
    HCA-The Healthcare Corp. ..................    2,235          67,887
a   HealthSouth Corp. .........................    1,300           9,343
a   Humana Inc. ...............................      700           3,412
    IMS Health Inc. ...........................    1,300          23,400
a   Manor Care Inc. ...........................      400           2,800
    McKesson HBOC Inc. ........................    1,200          25,124
a   Quintiles Transnational Corp. .............      300           4,237
    Shared Medical Systems Corp. ..............      100           7,293
    Tenet Healthcare Corp. ....................    1,200          32,400



FSP-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                         SHARES        VALUE
                                                        --------   ------------
    Common Stocks (cont.)
    Health Services (cont.)
    UnitedHealth Group Inc. .........................       700     $   60,024
a   Wellpoint Health Networks Inc. ..................       300         21,731
                                                                    ----------
                                                                       433,663
                                                                    ----------
    Health Technology 10.8%
    Abbott Laboratories .............................     6,326        281,902
    Allergan Inc. ...................................       500         37,250
a   Alza Corp. ......................................       400         23,650
    American Home Products Corp. ....................     5,220        306,674
a   Amgen Inc. ......................................     4,100        288,024
    Bausch & Lomb Inc. ..............................       200         15,474
    Baxter International Inc. .......................     1,200         84,374
    Becton, Dickinson & Co. .........................     1,000         28,687
a   Biogen Inc. .....................................       600         38,700
a   Biomet Inc. .....................................       500         19,218
a   Boston Scientific Corp. .........................     1,600         35,100
    Bristol-Myers Squibb Co. ........................     7,870        458,427
    C. R. Bard Inc. .................................       200          9,624
    Eli Lilly & Co. .................................     4,551        454,530
a   Guidant Corp. ...................................     1,300         64,350
    Johnson & Johnson ...............................     5,566        567,035
a   Mallinckrodt Inc. ...............................       200          8,687
a   MedImmune Inc. ..................................       800         59,200
    Medtronic Inc. ..................................     4,873        242,735
    Merck & Co. Inc. ................................     9,225        706,865
    Pall Corp. ......................................       400          7,400
    PE Corp.-PE Biosystems Group ....................       800         52,700
    Pfizer Inc. .....................................    25,269      1,212,911
    Pharmacia Corp. .................................     5,093        263,243
    Schering-Plough Corp. ...........................     5,851        295,475
a   St. Jude Medical Inc. ...........................       400         18,350
a   Watson Pharmaceuticals Inc. .....................       400         21,500
                                                                    ----------
                                                                     5,602,085
                                                                    ----------
    Industrial Services 1.0%
a   AES Corp. .......................................     1,800         82,124
a   Allied Waste Industries Inc. ....................       900          9,000
    Baker Hughes Inc. ...............................     1,300         41,600
    Fluor Corp. .....................................       300          9,487
    Halliburton Co. .................................     1,801         84,984
a   Rowan Cos. Inc. .................................       300          9,112
    Schlumberger Ltd. ...............................     2,300        171,637
    Transocean Sedco Forex Inc. .....................       912         48,734
    Waste Management Inc. ...........................     2,600         49,400
                                                                    ----------
                                                                       506,078
                                                                    ----------
    Non-Energy Minerals .6%
    Alcan Aluminum Ltd. (Canada) ....................       900         27,900
    Alcoa Inc. ......................................     3,424         99,295
    Allegheny Technologies Inc. .....................       300          5,400
    Barrick Gold Corp. (Canada) .....................     1,500         27,280
a   Bethlehem Steel Corp. ...........................       700          2,494
a   Freeport-McMoRan Copper & Gold Inc., B ..........       600          5,550
    Georgia-Pacific Corp. ...........................       700         18,374
a   Homestake Mining Co. ............................     1,000          6,874
a   Inco Ltd. (Canada) ..............................       700         10,762


                                                                         FSP-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                   SHARES        VALUE
                                                  --------   ------------
    Common Stocks (cont.)
    Non-Energy Minerals (cont.)
    Louisiana-Pacific Corp. ...................      400      $    4,350
    Newmont Mining Corp. ......................      700          15,137
    Nucor Corp. ...............................      400          13,274
    Owens Corning .............................      300           2,774
    Phelps Dodge Corp. ........................      300          11,155
a   Placer Dome Inc. (Canada) .................    1,100          10,518
    USX-U. S. Steel Group .....................      300           5,568
    Vulcan Materials Co. ......................      400          17,074
    Weyerhaeuser Co. ..........................      900          38,700
    Worthington Industries Inc. ...............      400           4,200
                                                              ----------
                                                                 326,679
                                                              ----------
    Process Industries 5.5%
    Air Products & Chemicals Inc. .............      900          27,730
    Archer-Daniels-Midland Co. ................    2,400          23,550
    Ball Corp. ................................      200           6,437
    Bemis Co. Inc. ............................      200           6,724
    Boise Cascade Corp. .......................      200           5,174
    Crane Co. .................................      300           7,293
    Crown Cork & Seal Co. Inc. ................      400           6,000
    Dow Chemical Co. ..........................    2,800          84,524
    E. I. du Pont de Nemours and Co. ..........    4,290         187,687
    Eastman Chemical Co. ......................      300          14,324
    Ecolab Inc. ...............................      500          19,530
    Engelhard Corp. ...........................      400           6,824
a   FMC Corp. .................................      100           5,800
    Fort James Corp. ..........................      800          18,500
    Fortune Brands Inc. .......................      600          13,837
    General Electric Co. ......................   39,719       2,105,106
    Great Lakes Chemical Corp. ................      200           6,300
    Hercules Inc. .............................      400           5,624
    International Paper Co. ...................    2,037          60,725
    Millipore Corp. ...........................      200          15,074
a   Owens-Illinois Inc. .......................      600           7,012
a   Pactiv Corp. ..............................      700           5,512
    Potlatch Corp. ............................      100           3,312
    PPG Industries Inc. .......................      683          30,264
    Praxair Inc. ..............................      600          22,462
    Rohm & Haas Co. ...........................      900          31,050
a   Sealed Air Corp. ..........................      300          15,712
    Sherwin-Williams Co. ......................      600          12,712
    Sigma-Aldrich Corp. .......................      400          11,700
    Springs Industries Inc., A ................      100           3,218
    Temple-Inland Inc. ........................      200           8,400
    Textron Inc. ..............................      600          32,587
    The Mead Corp. ............................      400          10,100
    Union Carbide Corp. .......................      600          29,700
a   W.R. Grace & Co. ..........................      400           4,850
    Westvaco Corp. ............................      400           9,924
    Willamette Industries Inc. ................      400          10,900
                                                              ----------
                                                               2,876,178
                                                              ----------
    Producer Manufacturing 2.6%
a   American Power Conversion Corp. ...........      700          28,568
    Armstrong Holdings Inc. ...................      200           3,062
    Avery Dennison Corp. ......................      500          33,562



FSP-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                          SHARES        VALUE
                                                        ---------   ------------
    Common Stocks (cont.)
    Producer Manufacturing (cont.)
    Caterpillar Inc. ................................      1,466     $   49,660
    Cooper Industries Inc. ..........................        300          9,768
    Cummins Engine Co. Inc. .........................        200          5,450
    Dana Corp. ......................................        700         14,830
    Danaher Corp. ...................................        600         29,662
    Deere & Co. .....................................        900         33,300
    Delphi Automotive Systems Corp. .................      2,400         34,950
    Dover Corp. .....................................        800         32,450
    Eaton Corp. .....................................        300         20,100
    Emerson Electric Co. ............................      1,740        105,052
    Honeywell International Inc. ....................      3,225        108,641
    Illinois Tool Works Inc. ........................      1,200         68,400
    Ingersoll-Rand Co. ..............................        700         28,174
    ITT Industries Inc. .............................        300          9,112
    Johnson Controls Inc. ...........................        400         20,524
    Masco Corp. .....................................      1,800         32,512
    Minnesota Mining & Manufacturing Co. ............      1,600        132,000
    Molex Inc. ......................................        825         39,702
a   National Service Industries Inc. ................        200          3,900
a   Navistar International Corp. ....................        200          6,212
    PACCAR Inc. .....................................        300         11,905
    Parker Hannifin Corp. ...........................        400         13,700
    Pitney Bowes Inc. ...............................      1,100         44,000
a   Thermo Electron Corp. ...........................        700         14,743
    Thomas & Betts Corp. ............................        200          3,824
    Timken Co. ......................................        300          5,587
    TRW Inc. ........................................        500         21,687
    Tyco International Ltd. (Bermuda) ...............      6,755        320,017
    Visteon Corp. ...................................        635          7,694
    Xerox Corp. .....................................      2,816         58,431
                                                                     ----------
                                                                      1,351,179
                                                                     ----------
    Retail Trade 5.5%
    Albertson's Inc. ................................      1,815         60,348
a   AutoZone Inc. ...................................        500         11,000
a   Bed Bath & Beyond Inc. ..........................        600         21,750
a   Best Buy Co. Inc. ...............................        800         50,600
    Circuit City Stores-Circuit City Group ..........        800         26,550
    Consolidated Stores Corp. .......................        500          6,000
a   Costco Wholesale Corp. ..........................      1,900         62,700
    CVS Corp. .......................................      1,500         60,000
    Dillards Inc., A ................................        400          4,900
    Dollar General Corp. ............................      1,375         26,812
a   Federated Department Stores Inc. ................        900         30,374
    GAP Inc. ........................................      3,539        110,593
    Home Depot Inc. .................................      9,294        464,118
    J.C. Penney Co. Inc. ............................      1,000         18,437
a   Kmart Corp. .....................................      1,800         12,262
a   Kohl's Corp. ....................................      1,300         72,312
    Longs Drug Stores Inc. ..........................        200          4,350
    Lowe's Cos. Inc. ................................      1,605         65,904
    May Department Stores Co. .......................      1,300         31,200
    Nordstrom Inc. ..................................        500         12,062
a   Office Depot Inc. ...............................      1,100          6,874
    Radioshack Corp. ................................        800         37,900



                                                                         FSP-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                             SHARES        VALUE
                                                           ---------   ------------
    Common Stocks (cont.)
    Retail Trade (cont.)
a   Rite Aid Corp. .....................................      1,000     $    6,562
a   Safeway Inc. .......................................      2,069         93,363
    Sears, Roebuck & Co. ...............................      1,500         48,937
    Staples Inc. .......................................      2,000         30,750
    Target Corp. .......................................      1,846        107,067
a   The Great Atlantic & Pacific Tea Co. Inc. ..........        200          3,324
a   The Kroger Co. .....................................      3,448         76,071
    The Limited Inc. ...................................      1,900         41,087
    The TJX Companies Inc. .............................      1,400         26,250
a   Tiffany & Co. ......................................        300         20,250
    Toys R Us Inc. .....................................      1,000         14,562
    Walgreen Co. .......................................      4,100        131,968
    Wal-Mart Stores Inc. ...............................     17,934      1,033,446
    Winn-Dixie Stores Inc. .............................        600          8,587
                                                                        ----------
                                                                         2,839,270
                                                                        ----------
    Technology Services 8.6%
    Adobe Systems Inc. .................................        500         65,012
a   America Online Inc. ................................      9,170        483,717
    Autodesk Inc. ......................................        200          6,937
    Automatic Data Processing Inc. .....................      2,578        138,083
a   BMC Software Inc. ..................................      1,000         36,483
a   Ceridian Corp. .....................................        600         14,437
a   Citrix Systems Inc. ................................        700         13,255
    Computer Associates International Inc. .............      2,400        122,850
a   Computer Sciences Corp. ............................        700         52,280
a   Compuware Corp. ....................................      1,700         17,637
a   Electronic Data Systems Corp. ......................      1,900         78,374
    First Data Corp. ...................................      1,647         81,731
a   Mercury Interactive Corp. ..........................        300         29,024
a   Microsoft Corp. ....................................     21,138      1,691,040
a   Novell Inc. ........................................      1,300         12,024
a   Oracle Corp. .......................................     11,410        959,152
a   Parametric Technology Corp. ........................        900          9,900
a   Peoplesoft Inc. ....................................      1,100         18,424
a   Sapient Corp. ......................................        200         21,387
a   Siebel Systems Inc. ................................        800        130,850
a   Unisys Corp. .......................................      1,200         17,474
a   VERITAS Software Corp. .............................      1,600        180,824
a   Yahoo! Inc. ........................................      2,200        272,524
                                                                        ----------
                                                                         4,453,419
                                                                        ----------
    Transportation .6%
a   AMR Corp. ..........................................        600         15,862
    Burlington Northern Santa Fe Corp. .................      1,875         43,007
    CSX Corp. ..........................................        900         19,068
    Delta Air Lines Inc. ...............................        500         25,280
    Fedex Corp. ........................................      1,200         45,600
a   Kansas City Southern Industries Inc. ...............        400         35,474
    Norfolk Southern Corp. .............................      1,500         22,312
    Southwest Airlines Co. .............................      2,000         37,874
    Union Pacific Corp. ................................      1,028         38,228
a   US Airways Group Inc. ..............................        300         11,700
                                                                        ----------
                                                                           294,405
                                                                        ----------


FSP-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                         SHARES        VALUE
                                                       ---------   -------------
    Common Stocks (cont.)
    Utilities 8.8%
    Alltel Corp. ...................................      1,300     $    80,518
    Ameren Corp. ...................................        500          16,874
    American Electric Power Co. Inc. ...............      1,340          39,697
    AT&T Corp. .....................................     15,015         474,849
    BellSouth Corp. ................................      7,551         321,860
    Centurytel Inc. ................................        500          14,374
    Cinergy Corp. ..................................        700          17,805
    CMS Energy Corp. ...............................        400           8,850
    Coastal Corp. ..................................        900          54,787
    Columbia Energy Group ..........................        300          19,687
    Consolidated Edison Inc. .......................        800          23,700
    Constellation Energy Group Inc. ................        600          19,537
a   CP&L Energy Inc. ...............................        600          19,162
    Dominion Resources Inc. ........................      1,000          42,874
    DTE Energy Co. .................................        500          15,280
    Duke Energy Corp. ..............................      1,529          86,196
    Eastern Enterprises ............................        100           6,300
    Edison International ...........................      1,400          28,700
    El Paso Energy Corp. ...........................        900          45,843
    Enron Corp. ....................................      2,974         191,822
    Entergy Corp. ..................................        900          24,468
    FirstEnergy Corp. ..............................        900          21,037
    Florida Progress Corp. .........................        400          18,750
    FPL Group Inc. .................................        700          34,650
a   Global Crossing Ltd. (Bermuda) .................      3,621          95,277
    GPU Inc. .......................................        500          13,531
    GTE Corp. ......................................      3,929         244,580
    New Century Energies Inc. ......................        400          12,000
a   Nextel Communications Inc., A ..................      3,100         189,681
a   Niagara Mohawk Holdings Inc. ...................        600           8,362
    Nicor Inc. .....................................        200           6,524
    Northern States Power Co. ......................        600          12,112
a   ONEOK Inc. .....................................        200           5,187
    PECO Energy Co. ................................        700          28,218
    Peoples Energy Corp. ...........................        200           6,474
    PG&E Corp. .....................................      1,600          39,400
    Pinnacle West Capital Corp. ....................        300          10,163
    PPL Corp. ......................................        500          10,968
    Public Service Enterprise Group Inc. ...........        800          27,700
    Reliant Energy Inc. ............................      1,200          35,474
    SBC Communications Inc. ........................     13,683         591,790
    Sempra Energy ..................................        700          11,900
    Southern Co. ...................................      2,660          62,011
    Sprint Corp. (FON Group) .......................      3,516         179,315
a   Sprint Corp. (PCS Group) .......................      3,700         220,150
    TXU Corp. ......................................      1,100          32,450
    U.S. West Inc. .................................      2,009         172,271
    Unicom Corp. ...................................        700          27,081
    Verizon Communications .........................      6,184         314,224
    Williams Cos. Inc. .............................      1,771          73,828
a   Worldcom Inc. ..................................     11,517         528,341
                                                                    -----------
                                                                      4,586,632
                                                                    -----------
    Total Common Stocks (Cost $49,128,250)..........                 50,460,508
                                                                    ===========



                                                                         FSP-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)



                                                                                  SHARES          VALUE
                                                                               ------------   -------------
    Common Stocks (cont.)
    Short Term Investments 2.8%
c   U.S. Treasury Bill, 9/14/00 ............................................      150,000      $   148,284
b   Franklin Institutional Fiduciary Trust Money Market Portfolio ..........    1,289,884        1,289,884
                                                                                               -----------
    Total Short Term Investments (Cost $1,437,698)..........................                     1,438,168
                                                                                               -----------
    Total Investments (Cost $50,565,948) 99.7%..............................                    51,898,676
    Other Assets, less Liabilities .3% .....................................                       152,233
                                                                                               -----------
    Net Assets 100.0% ......................................................                   $52,050,909
                                                                                               ===========

aNon-income producing
bThe Franklin Institutionary Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.
cOn deposit with broker for initial margin on futures contracts (Note 1b).


                       See notes to financial statements.

FSP-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Statements

Statement of Assets and Liabilities
June 30, 2000 (unaudited)


Assets:
 Investments in securities:
  Cost ................................................    $50,565,948
                                                           ===========
  Value ...............................................     51,898,676
 Cash .................................................         90,675
 Receivables:
  Investment securities sold ..........................          3,800
  Capital shares sold .................................        268,201
  Dividends ...........................................         38,621
  Variation margin (Note 1) ...........................         10,100
 Offering costs .......................................         20,052
 Other assets .........................................          6,100
                                                           -----------
    Total assets ......................................     52,336,225
                                                           -----------
Liabilities:
 Payables:
  Investment securities purchased .....................        217,247
  Capital shares redeemed .............................         22,675
  Affiliates ..........................................         15,999
 Other liabilities ....................................         29,395
                                                           -----------
    Total liabilities .................................        285,316
                                                           -----------
     Net assets, at value .............................    $52,050,909
                                                           ===========
Net assets consist of:
 Undistributed net investment income ..................    $   186,906
 Net unrealized appreciation ..........................      1,313,408
 Accumulated net realized loss ........................       (440,634)
 Capital shares .......................................     50,991,229
                                                           -----------
     Net assets, at value .............................    $52,050,909
                                                           ===========
Class 1:
 Net assets, at value .................................    $42,433,168
                                                           ===========
 Shares outstanding ...................................      4,006,398
                                                           ===========
 Net asset value and offering price per share .........    $     10.59
                                                           ===========
Class 2:
 Net assets, at value .................................    $    88,128
                                                           ===========
 Shares outstanding ...................................          8,335
                                                           ===========
 Net asset value and offering price per share .........    $     10.57
                                                           ===========
Class 3:
 Net assets, at value .................................    $ 9,529,613
                                                           ===========
 Shares outstanding ...................................        901,758
                                                           ===========
 Net asset value and offering price per share .........    $     10.57
                                                           ===========

                       See notes to financial statements.

                                                                         FSP-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 2000 (unaudited)


Investment income:
 Dividends ...................................................    $  294,023
                                                                  ----------
Expenses:
 Management fees (Note 3) ....................................        26,278
 Administrative fees (Note 3) ................................        20,514
 Distribution fees (Note 3)
  Class 2 ....................................................           108
  Class 3 ....................................................         8,806
  Transfer agent fees - Class 3 (Note 3) .....................         6,705
  Custodian fees .............................................           553
  Reports to shareholders ....................................        24,277
  Registration and filing fees - Class 3 .....................        25,920
  Professional fees (Note 3) .................................         6,830
  Trustees' fees and expenses ................................           212
  Amortization of offering costs (Note 1) ....................        12,011
  Amortization of offering costs - Class 3 (Note 1) ..........         7,937
  Other ......................................................         4,574
                                                                  ----------
  Total expenses .............................................       144,725
  Expenses waived/paid by affiliate (Note 3) .................       (37,886)
                                                                  ----------
     Net expenses ............................................       106,839
                                                                  ----------
      Net investment income ..................................       187,184
                                                                  ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................      (511,265)
  Financial futures contracts ................................        70,631
                                                                  ----------
    Net realized loss ........................................      (440,634)
 Net unrealized appreciation on investments ..................       843,476
                                                                  ----------
Net realized and unrealized gain .............................       402,842
                                                                  ----------
Net increase in net assets resulting from operations .........    $  590,026
                                                                  ==========

                               See notes to financial statements.

FSP-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN S&P 500 INDEX FUND

Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999



                                                                             Six Months Ended         Year Ended
                                                                               June 30, 2000      December 31, 1999a
                                                                            ------------------   -------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ................................................      $   187,184           $    19,760
   Net realized loss from investments and financial futures transactions          (440,634)                   --
   Net unrealized appreciation on investments ...........................          843,476               469,932
                                                                               -----------           -----------
    Net increase in net assets resulting from operations ................          590,026               489,692
 Distributions to shareholders from:
   Net investment income:
    Class 1 .............................................................          (18,826)                   --
    Class 2 .............................................................              (15)                   --
    Class 3 .............................................................           (3,250)                   --
                                                                               -----------           -----------
 Total distributions to shareholders ....................................          (22,091)                   --
 Capital share transactions: (Note 2)
    Class 1 .............................................................       27,100,706            14,487,738
    Class 2 .............................................................               15                83,330
    Class 3 .............................................................        7,057,486             2,264,007
                                                                               -----------           -----------
 Total capital share transactions .......................................       34,158,207            16,835,075
    Net increase in net assets ..........................................       34,726,142            17,324,767
Net assets:
 Beginning of period ....................................................       17,324,767                    --
                                                                               -----------           -----------
 End of period ..........................................................      $52,050,909           $17,324,767
                                                                               ===========           ===========
Undistributed net investment income included in net assets:
 End of period ..........................................................      $   186,906           $    21,813
                                                                               ===========           ===========

aFor the period November 1, 1999 (effective date) to December 31, 1999.


                       See notes to financial statements.

                                                                         FSP-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FRANKLIN S&P 500 INDEX
FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin S&P 500 Index Fund (the Fund) is a separate, diversified series of Franklin Templeton Variable Insurance Products Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. As of June 30, 2000, 77% of the Fund's shares were sold through one insurance company. The Fund seeks to match the performance of S&P 500 Index.

Effective May 1, 2000, the name of the Templeton Variable Products Series Fund
- Franklin S&P 500 Index Fund changed to Franklin Templeton Variable Insurance Products Trust - Franklin S&P 500 Index Fund. The Fund's investment objectives and other policies did not change as a result of the name change.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Futures Contracts

The Fund may enter into futures contracts and options on futures contracts to hedge the risk of changes in interest rates. Required initial margin deposits of cash or securities are maintained by the Fund's custodian in segregated accounts as disclosed in the Statement of Investments. Subsequent payments, known as variation margin, are made or received by the Fund depending on the daily fluctuations in the value of the underlying securities. Such variation margin is accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are reclassified to realized. Realized and unrealized gains and losses are included in the Statement of Operations.

c. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Offering Costs

Offering costs are amortized on a straight-line basis over twelve months.

FSP-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FRANKLIN S&P 500 INDEX
FUND

Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)
f. Accounting Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Each class of shares differs by its distribution fees, registration fees, shareholder servicing costs, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                        Six Months Ended                  Year Ended
                                                         June 30, 2000                December 31, 1999/a/
                                                -------------------------------- ----------------------------
                                                     Shares          Amount          Shares        Amount
Class 1 Shares:                                 --------------- ---------------- ------------- --------------
Shares sold ...................................     3,781,072    $  39,349,416     1,433,132    $14,724,579
Shares issued in reinvestment of distributions          1,894           18,826            --             --
Shares redeemed ...............................    (1,186,572)     (12,267,536)      (23,128)      (236,841)
                                                   ----------    -------------     ---------    -----------
Net increase ..................................     2,596,394    $  27,100,706     1,410,004    $14,487,738
                                                   ==========    =============     =========    ===========
Class 2 Shares:
Shares sold ...................................            --    $          --         8,333    $    83,330
Shares issued in reinvestment of distributions              2               15            --             --
                                                   ----------    -------------     ---------    -----------
Net increase ..................................             2    $          15         8,333    $    83,330
                                                   ==========    =============     =========    ===========
Class 3 Shares:
Shares sold ...................................       972,705    $  10,095,873       232,129    $ 2,362,095
Shares issued in reinvestment of distributions            327            3,250            --             --
Shares redeemed ...............................      (293,863)      (3,041,637)       (9,540)       (98,088)
                                                   ----------    -------------     ---------    -----------
Net increase ..................................       679,169    $   7,057,486       222,589    $ 2,264,007
                                                   ==========    =============     =========    ===========

a/For the period November 1, 1999 (effective date) to December 31, 1999.


Templeton Funds Annuity Company, the Fund's subadministrative manager, is the record owner of 8,335 of the Fund's Class 2 shares as of June 30, 2000.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:


Entity                                                                  Affiliation
------------------------------------------------------------------      -----------------------
       Franklin Templeton Services, Inc. (FT Services)                  Administrative manager
       Franklin Advisers, Inc. (Advisers)                               Investment manager
       Franklin/Templeton Distributors, Inc. (Distributors)             Principal underwriter
       Franklin/Templeton Investor Services, Inc. (Investor Services    Transfer agent

The Fund pays an investment management fee to Advisers of .15% per year of the average daily net assets of the Fund.

                                                                         FSP-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FRANKLIN S&P 500 INDEX
FUND

Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (cont.)

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

The Fund pays an administrative fee to FT Services of .10% per year of the Fund's average daily net assets.

Under a subadvisory agreement, State Street Global Advisors (SSgA) provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

Advisers and FT Services have agreed in advance to limit total expenses of the Fund to an annual rate of .55%, .80%, and .80% of average daily net assets of Class 1, Class 2, and Class 3, respectively, through December 31, 2000, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund's shares.

Included in professional fees are legal fees of $180 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of offering costs. Net realized capital gains and losses differ for financial statements and tax purposes primarily due to differing treatment of wash sales.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $50,097,742 was as follows:


  Unrealized appreciation .............  $  5,794,302
  Unrealized depreciation .............    (3,993,368)
                                         ------------
  Net unrealized appreciation .........  $  1,800,934
                                         ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2000 aggregated $38,974,910 and $3,947,074, respectively.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

A financial futures contract is an agreement between parties to buy or sell a security for a set price on a future date. The use of futures transactions involves risk of imperfect correlation in movements in the price of future contracts, interest rates, and the underlying hedged assets.

As of June 30, 2000, the Fund had the following futures contracts outstanding:


Contracts to Buy                 Number of Contracts   Delivery Dates   Contract Face Value   Unrealized Loss
------------------------------- --------------------- ---------------- --------------------- ----------------
S&P 500 Index, Sep 00 .........                   4          9/15/00         $1,487,420         $ (19,320)



FSP-24